Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	71,400	2,668,932
Verizon Communications, Inc.	133,000	8,011,920
Total		10,680,852
Entertainment 1.3%
Electronic Arts, Inc.(a)	38,200	3,858,582
Take-Two Interactive Software, Inc.(a)	10,400	1,262,040
Walt Disney Co. (The)	10,700	1,621,906
Total		6,742,528
Interactive Media & Services 6.2%
Alphabet, Inc., Class A(a)	14,855	19,372,257
Facebook, Inc., Class A(a)	66,400	13,388,896
Total		32,761,153
Media 1.1%
Comcast Corp., Class A	131,600	5,810,140
Total Communication Services		55,994,673
Consumer Discretionary 10.0%
Distributors 0.4%
LKQ Corp.(a)	64,000	2,257,920
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	30,900	3,244,500
Starbucks Corp.	58,900	5,031,827
Total		8,276,327
Household Durables 1.5%
Garmin Ltd.	39,100	3,819,679
PulteGroup, Inc.	100,900	4,000,685
Total		7,820,364
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	6,430	11,579,144
eBay, Inc.	109,800	3,900,096
Expedia Group, Inc.	27,600	2,805,816
Total		18,285,056
Multiline Retail 0.6%
Target Corp.	27,600	3,450,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.4%
AutoZone, Inc.(a)	2,500	2,944,800
Home Depot, Inc. (The)	21,200	4,674,812
Total		7,619,612
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	16,200	1,514,538
Under Armour, Inc., Class A(a)	191,200	3,611,768
Total		5,126,306
Total Consumer Discretionary		52,835,861
Consumer Staples 7.6%
Beverages 0.2%
Coca-Cola Co. (The)	14,200	758,280
PepsiCo, Inc.	2,900	393,907
Total		1,152,187
Food & Staples Retailing 1.4%
Walgreens Boots Alliance, Inc.	73,800	4,398,480
Walmart, Inc.	27,300	3,251,157
Total		7,649,637
Food Products 1.2%
General Mills, Inc.	71,600	3,817,712
Hershey Co. (The)	16,900	2,503,904
Total		6,321,616
Household Products 2.5%
Kimberly-Clark Corp.	31,800	4,335,612
Procter & Gamble Co. (The)	70,900	8,654,054
Total		12,989,666
Tobacco 2.3%
Altria Group, Inc.	115,800	5,755,260
Philip Morris International, Inc.	74,000	6,136,820
Total		11,892,080
Total Consumer Staples		40,005,186
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	63,500	7,437,755
ConocoPhillips Co.	82,700	4,957,038
Exxon Mobil Corp.	38,200	2,602,566
HollyFrontier Corp.	41,100	2,118,705
Marathon Oil Corp.	233,200	2,716,780
Valero Energy Corp.	9,600	916,704
Total		20,749,548
Total Energy		20,749,548
Financials 12.5%
Banks 4.0%
Bank of America Corp.	212,100	7,067,172
Citigroup, Inc.	92,000	6,911,040
Citizens Financial Group, Inc.	56,000	2,153,760
JPMorgan Chase & Co.	36,200	4,769,712
Wells Fargo & Co.	10,200	555,492
Total		21,457,176
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	23,100	1,131,207
Franklin Resources, Inc.	28,500	783,465
Intercontinental Exchange, Inc.	48,500	4,567,245
Moody’s Corp.	10,700	2,425,369
S&P Global, Inc.	17,700	4,684,305
Total		13,591,591
Consumer Finance 1.9%
Capital One Financial Corp.	46,200	4,620,462
Discover Financial Services	16,200	1,374,894
Synchrony Financial	103,600	3,875,676
Total		9,871,032
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(a)	22,800	5,022,840
Insurance 3.1%
Allstate Corp. (The)	19,100	2,126,785
MetLife, Inc.	85,400	4,262,314
Prudential Financial, Inc.	36,700	3,435,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Unum Group	92,500	2,843,450
Willis Towers Watson PLC	18,600	3,653,784
Total		16,322,187
Total Financials		66,264,826
Health Care 14.1%
Biotechnology 2.3%
AbbVie, Inc.	38,000	3,333,740
Alexion Pharmaceuticals, Inc.(a)	18,900	2,153,466
Amgen, Inc.	2,800	657,216
Gilead Sciences, Inc.	18,200	1,223,768
Regeneron Pharmaceuticals, Inc.(a)	2,900	1,070,100
Vertex Pharmaceuticals, Inc.(a)	16,900	3,747,575
Total		12,185,865
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	41,400	3,393,558
Dentsply Sirona, Inc.	64,000	3,618,560
Hologic, Inc.(a)	66,700	3,423,044
Medtronic PLC	55,600	6,193,284
Total		16,628,446
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	42,000	3,692,220
Cardinal Health, Inc.	5,800	319,174
DaVita, Inc.(a)	49,400	3,545,438
McKesson Corp.	26,800	3,876,352
UnitedHealth Group, Inc.	4,100	1,147,467
Total		12,580,651
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	14,700	1,187,319
Pharmaceuticals 6.0%
Allergan PLC	7,100	1,313,074
Bristol-Myers Squibb Co.	97,600	5,557,344
Johnson & Johnson	76,700	10,545,483
Merck & Co., Inc.	92,000	8,020,560
Mylan NV(a)	80,500	1,511,790
Perrigo Co. PLC	15,600	799,188
Pfizer, Inc.	104,500	4,025,340
Total		31,772,779
Total Health Care		74,355,060

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.9%
Aerospace & Defense 1.1%
Boeing Co. (The)	1,200	439,416
Lockheed Martin Corp.	13,500	5,278,905
Total		5,718,321
Airlines 0.8%
Southwest Airlines Co.	68,900	3,971,396
Building Products 0.7%
Masco Corp.	77,400	3,602,970
Commercial Services & Supplies 0.2%
Waste Management, Inc.	11,100	1,253,301
Electrical Equipment 0.8%
Eaton Corp. PLC	46,900	4,338,250
Industrial Conglomerates 0.6%
3M Co.	19,800	3,361,446
Machinery 3.1%
Cummins, Inc.	22,600	4,132,636
Dover Corp.	34,200	3,812,616
Illinois Tool Works, Inc.	26,100	4,550,013
Parker-Hannifin Corp.	18,900	3,757,131
Total		16,252,396
Road & Rail 1.6%
CSX Corp.	62,700	4,485,558
Union Pacific Corp.	23,000	4,047,770
Total		8,533,328
Total Industrials		47,031,408
Information Technology 22.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	152,700	6,918,837
F5 Networks, Inc.(a)	23,800	3,467,898
Total		10,386,735
IT Services 4.2%
MasterCard, Inc., Class A	29,600	8,650,008
VeriSign, Inc.(a)	20,100	3,833,874
Visa, Inc., Class A	53,400	9,852,834
Total		22,336,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.	20,000	6,324,200
Intel Corp.	26,200	1,520,910
Lam Research Corp.	16,900	4,509,427
Microchip Technology, Inc.	14,000	1,323,560
Qorvo, Inc.(a)	39,100	4,074,611
QUALCOMM, Inc.	59,400	4,962,870
Total		22,715,578
Software 7.5%
Adobe, Inc.(a)	19,500	6,035,835
Cadence Design Systems, Inc.(a)	8,000	562,000
Fortinet, Inc.(a)	42,200	4,435,642
Intuit, Inc.	17,200	4,452,908
Microsoft Corp.(b)	160,100	24,235,938
Total		39,722,323
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	73,975	19,769,819
HP, Inc.	215,700	4,331,256
Total		24,101,075
Total Information Technology		119,262,427
Materials 2.2%
Chemicals 0.9%
Celanese Corp., Class A	30,700	3,854,999
LyondellBasell Industries NV, Class A	10,900	1,008,686
Total		4,863,685
Containers & Packaging 0.6%
Sealed Air Corp.	83,200	3,139,136
Metals & Mining 0.7%
Nucor Corp.	69,400	3,911,384
Total Materials		11,914,205
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	24,900	5,329,347
Essex Property Trust, Inc.	2,000	624,360
Mid-America Apartment Communities, Inc.	26,900	3,661,359
SBA Communications Corp.	15,600	3,688,932
Total		13,303,998
Total Real Estate		13,303,998

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.0%
Electric Utilities 2.2%
American Electric Power Co., Inc.	44,200	4,037,670
Exelon Corp.	90,700	4,027,080
Pinnacle West Capital Corp.	21,100	1,843,929
Southern Co. (The)	28,900	1,791,511
Total		11,700,190
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	220,600	4,171,546
Total Utilities		15,871,736
Total Common Stocks (Cost $378,187,565)		517,588,928

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(c),(d)	10,239,057	10,239,057
Total Money Market Funds (Cost $10,238,033)		10,239,057
Total Investments in Securities (Cost: $388,425,598)		527,827,985
Other Assets & Liabilities, Net		675,901
Net Assets		528,503,886

At November 30, 2019, securities and/or cash totaling $681,210 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	31	12/2019	USD	4,872,735	241,171	—
S&P 500 E-mini	42	12/2019	USD	6,601,770	—	(7,824)
Total					241,171	(7,824)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	19,546,020	102,360,986	(111,667,949)	10,239,057	745	1,024	176,573	10,239,057
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2019